Schedule of Investments (unaudited)
February 28, 2026
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 Western Asset Investment Grade Opportunity Trust Inc.

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 94.2%
Communication Services — 10.3%
Diversified Telecommunication Services — 2.7%
AT&T Inc., Senior Notes	5.375%	8/15/35	550,000	$571,487
AT&T Inc., Senior Notes	4.800%	6/15/44	170,000	152,631
AT&T Inc., Senior Notes	3.550%	9/15/55	380,000	257,557
AT&T Inc., Senior Notes	6.050%	8/15/56	50,000	50,932
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	910,000	1,113,550
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	680,000	672,760
Total Diversified Telecommunication Services				2,818,917
Entertainment — 0.5%
Discovery Global Holdings Inc., Senior Notes	5.141%	3/15/52	98,000	64,435
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	200,000	199,556 (a)
Walt Disney Co., Senior Notes	4.625%	3/14/36	250,000	249,372
Total Entertainment				513,363
Interactive Media & Services — 2.0%
Alphabet Inc., Senior Notes	4.100%	2/15/31	40,000	40,272
Alphabet Inc., Senior Notes	4.400%	2/15/33	90,000	90,820
Alphabet Inc., Senior Notes	4.800%	2/15/36	110,000	111,850
Alphabet Inc., Senior Notes	5.350%	11/15/45	80,000	80,395
Alphabet Inc., Senior Notes	5.500%	2/15/46	110,000	112,080
Alphabet Inc., Senior Notes	5.250%	5/15/55	220,000	214,299
Alphabet Inc., Senior Notes	5.450%	11/15/55	80,000	79,577
Alphabet Inc., Senior Notes	5.750%	2/15/66	100,000	101,916
Meta Platforms Inc., Senior Notes	4.600%	11/15/32	130,000	132,217
Meta Platforms Inc., Senior Notes	4.875%	11/15/35	110,000	111,137
Meta Platforms Inc., Senior Notes	5.500%	11/15/45	160,000	158,168
Meta Platforms Inc., Senior Notes	5.400%	8/15/54	510,000	481,894
Meta Platforms Inc., Senior Notes	5.625%	11/15/55	140,000	137,144
Meta Platforms Inc., Senior Notes	5.750%	11/15/65	280,000	272,983
Total Interactive Media & Services				2,124,752
Media — 4.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	540,000	494,556
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	180,000	188,119
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.850%	12/1/35	80,000	80,548
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	420,000	399,084
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	260,000	216,940
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	110,000	95,889
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.900%	6/1/52	100,000	65,867
Comcast Corp., Senior Notes	6.400%	5/15/38	1,470,000	1,627,144
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	250,000	242,668 (a)
Fox Corp., Senior Notes	5.476%	1/25/39	480,000	477,585
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Paramount Global, Senior Notes	7.875%	7/30/30	230,000	$242,379
Paramount Global, Senior Notes	5.250%	4/1/44	80,000	53,548
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	220,000	257,354
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	370,000	381,368
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	20,000	20,498
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	60,000	61,442 (a)
Total Media				4,904,989
Wireless Telecommunication Services — 0.5%
T-Mobile USA Inc., Senior Notes	5.000%	2/15/36	130,000	130,885
T-Mobile USA Inc., Senior Notes	5.875%	11/15/55	180,000	181,944
T-Mobile USA Inc., Senior Notes	5.850%	2/15/56	200,000	200,953
Total Wireless Telecommunication Services				513,782

Total Communication Services				10,875,803
Consumer Discretionary — 5.9%
Automobile Components — 0.3%
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	210,000	212,274 (a)
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	150,000	154,680 (a)
Total Automobile Components				366,954
Automobiles — 1.4%
General Motors Co., Senior Notes	6.600%	4/1/36	170,000	186,624
General Motors Co., Senior Notes	6.750%	4/1/46	340,000	367,953
Hyundai Capital America, Senior Notes	5.250%	1/8/27	300,000	303,291 (a)
Volkswagen Group of America Finance LLC, Senior Notes	5.250%	3/22/29	560,000	575,221 (a)
Total Automobiles				1,433,089
Broadline Retail — 0.4%
Amazon.com Inc., Senior Notes	4.250%	8/22/57	280,000	226,003
Amazon.com Inc., Senior Notes	5.550%	11/20/65	230,000	225,394
Total Broadline Retail				451,397
Hotels, Restaurants & Leisure — 2.9%
Brightstar Lottery PLC, Senior Secured Notes	5.250%	1/15/29	410,000	408,508 (a)
Carnival Corp., Senior Notes	5.750%	3/15/30	420,000	434,674 (a)
Carnival Corp., Senior Secured Notes	7.875%	6/1/27	130,000	135,734
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	440,000	382,800 (a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.625%	3/1/36	360,000	360,342 (b)
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	280,000	293,651 (a)
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	200,000	199,660 (a)
Royal Caribbean Cruises Ltd., Senior Notes	3.700%	3/15/28	630,000	626,456
Royal Caribbean Cruises Ltd., Senior Notes	4.750%	5/15/33	100,000	100,721
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	1/15/36	100,000	102,187
Royal Caribbean Cruises Ltd., Senior Notes	5.250%	2/27/38	50,000	50,100
Total Hotels, Restaurants & Leisure				3,094,833
Household Durables — 0.5%
PulteGroup Inc., Senior Notes	4.900%	3/1/36	70,000	70,102
Sekisui House US Inc., Senior Notes	6.000%	1/15/43	310,000	296,225
TopBuild Corp., Senior Notes	5.625%	1/31/34	160,000	161,472 (a)
Total Household Durables				527,799
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2026 Quarterly Report

 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Specialty Retail — 0.4%
Michaels Cos. Inc., Secured Notes	11.000%	3/15/34	170,000	$159,044 (a)(b)
Michaels Cos. Inc., Senior Secured Notes	8.500%	3/15/33	210,000	204,455 (a)(b)
Petco Health & Wellness Co. Inc., Senior Secured Notes	8.250%	2/1/31	50,000	48,866 (a)
Total Specialty Retail				412,365

Total Consumer Discretionary				6,286,437
Consumer Staples — 3.1%
Consumer Staples Distribution & Retail — 0.2%
Kroger Co., Senior Notes	5.500%	9/15/54	190,000	183,803
Food Products — 0.9%
J M Smucker Co., Senior Notes	6.200%	11/15/33	210,000	230,509
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	5.950%	4/20/35	260,000	275,931
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	6.375%	2/25/55	110,000	114,091
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	90,000	82,608
Mars Inc., Senior Notes	5.200%	3/1/35	70,000	72,508 (a)
Mars Inc., Senior Notes	5.650%	5/1/45	150,000	153,596 (a)
Mars Inc., Senior Notes	5.700%	5/1/55	60,000	60,886 (a)
Total Food Products				990,129
Tobacco — 2.0%
Altria Group Inc., Senior Notes	3.875%	9/16/46	320,000	246,565
BAT Capital Corp., Senior Notes	6.250%	8/15/55	100,000	104,453
Imperial Brands Finance PLC, Senior Notes	6.125%	7/27/27	510,000	524,082 (a)
Philip Morris International Inc., Senior Notes	4.250%	11/10/44	610,000	528,390
Reynolds American Inc., Senior Notes	8.125%	5/1/40	280,000	342,089
Reynolds American Inc., Senior Notes	7.000%	8/4/41	300,000	337,165
Total Tobacco				2,082,744

Total Consumer Staples				3,256,676
Energy — 10.9%
Oil, Gas & Consumable Fuels — 10.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Senior Notes	6.625%	2/1/32	250,000	260,024 (a)
APA Corp., Senior Notes	5.250%	2/1/42	68,000	60,114
BP Capital Markets PLC, Senior Notes (6.125% to 6/18/35 then 5 year Treasury Constant Maturity Rate + 1.924%)	6.125%	3/18/35	100,000	103,412 (c)(d)
Cheniere Energy Partners LP, Senior Notes	5.550%	10/30/35	180,000	186,874
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	250,000	270,950 (a)
ConocoPhillips, Senior Notes	6.500%	2/1/39	880,000	1,004,792
Devon Energy Corp., Senior Notes	5.600%	7/15/41	20,000	20,043
Devon Energy Corp., Senior Notes	5.000%	6/15/45	80,000	73,100
Devon Energy Corp., Senior Notes	5.750%	9/15/54	190,000	185,281
Ecopetrol SA, Senior Notes	8.375%	1/19/36	220,000	226,289
Energy Transfer LP, Junior Subordinated Notes (6.750% to 2/15/36 then 5 year Treasury Constant Maturity Rate + 2.475%)	6.750%	2/15/56	170,000	173,844 (d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	460,000	477,538 (c)(d)
Energy Transfer LP, Senior Notes	8.250%	11/15/29	240,000	271,745
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Energy Transfer LP, Senior Notes	6.625%	10/15/36	20,000	$22,343
Energy Transfer LP, Senior Notes	5.800%	6/15/38	60,000	62,433
Enterprise Products Operating LLC, Senior Notes	5.550%	2/16/55	560,000	554,622
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	400,000	403,280 (d)
Expand Energy Corp., Senior Notes	6.750%	4/15/29	270,000	270,789 (a)
Expand Energy Corp., Senior Notes	5.700%	1/15/35	50,000	52,377
Granite Ridge Resources Inc., Senior Notes	8.875%	11/5/29	330,000	318,244 (a)
Greensaif Pipelines Bidco Sarl, Senior Secured Notes	6.103%	8/23/42	540,000	566,629 (a)
Gulfstream Natural Gas System LLC, Senior Notes	5.600%	7/23/35	360,000	375,162 (a)
Hess Midstream Operations LP, Senior Notes	5.125%	6/15/28	200,000	200,291 (a)
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	530,000	621,112
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	500,000	580,737
ONEOK Inc., Senior Notes	6.050%	9/1/33	300,000	322,213
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	530,000	543,659
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	160,000	134,715
Saudi Arabian Oil Co., Senior Notes	6.375%	6/2/55	200,000	210,972 (a)
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	1,000,000	1,170,177
Sunoco LP, Junior Subordinated Notes (7.875% to 9/18/30 then 5 year Treasury Constant Maturity Rate + 4.230%)	7.875%	9/18/30	210,000	217,233 (a)(c)(d)
Sunoco LP, Senior Notes	5.625%	3/15/31	420,000	423,808 (a)
Targa Resources Corp., Senior Notes	5.500%	2/15/35	270,000	279,514
Targa Resources Corp., Senior Notes	4.950%	4/15/52	150,000	130,309
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.100%	3/15/36	260,000	265,189 (a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.400%	8/15/41	10,000	9,974
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	70,000	74,606 (a)
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	160,000	166,076
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	50,000	46,105
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	62,000	71,378
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	148,000	180,968
Williams Cos. Inc., Senior Notes	5.300%	9/30/35	10,000	10,275

Total Energy				11,599,196
Financials — 37.1%
Banks — 14.6%
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.375% to 10/14/30 then 10 year Treasury Constant Maturity Rate + 7.760%)	8.375%	10/14/30	200,000	215,847 (a)(c)(d)
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.750% to 5/20/35 then 10 year Treasury Constant Maturity Rate + 4.299%)	8.750%	5/20/35	200,000	220,383 (a)(c)(d)
Bank of America Corp., Senior Notes	5.875%	2/7/42	790,000	847,881
Bank of America Corp., Senior Notes (5.045% to 2/6/36 then SOFR + 1.130%)	5.045%	2/6/37	310,000	314,600 (d)
Bank of America Corp., Senior Notes (5.511% to 1/24/35 then SOFR + 1.310%)	5.511%	1/24/36	390,000	409,485 (d)
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	400,000	490,932
Bank of America Corp., Subordinated Notes (5.518% to 10/25/34 then SOFR + 1.738%)	5.518%	10/25/35	520,000	533,817 (d)
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2026 Quarterly Report

 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Bank of Nova Scotia, Junior Subordinated Notes (8.000% to 1/27/29 then 5 year Treasury Constant Maturity Rate + 4.017%)	8.000%	1/27/84	350,000	$374,702 (d)
Barclays PLC, Senior Notes (5.785% to 2/25/35 then SOFR + 1.590%)	5.785%	2/25/36	200,000	209,605 (d)
BNP Paribas SA, Junior Subordinated Notes (6.875% to 12/15/33 then 5 year Treasury Constant Maturity Rate + 2.853%)	6.875%	12/15/33	360,000	362,044 (a)(c)(d)
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	290,000	310,216 (a)(c)(d)
BNP Paribas SA, Senior Notes (5.786% to 1/13/32 then SOFR + 1.620%)	5.786%	1/13/33	210,000	222,516 (a)(d)
BPCE SA, Senior Notes (6.714% to 10/19/28 then SOFR + 2.270%)	6.714%	10/19/29	280,000	297,406 (a)(d)
CaixaBank SA, Senior Notes (5.581% to 7/3/35 then SOFR + 1.790%)	5.581%	7/3/36	360,000	373,710 (a)(d)
Citigroup Inc., Junior Subordinated Notes (6.625% to 2/15/31 then 5 year Treasury Constant Maturity Rate + 3.001%)	6.625%	2/15/31	190,000	196,541 (c)(d)
Citigroup Inc., Senior Notes	8.125%	7/15/39	442,000	568,338
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	370,000	418,359
Citigroup Inc., Subordinated Notes (6.174% to 5/25/33 then SOFR + 2.661%)	6.174%	5/25/34	220,000	234,926 (d)
Cooperatieve Rabobank UA, Senior Notes	5.750%	12/1/43	250,000	254,981
Credit Agricole SA, Senior Notes (6.316% to 10/3/28 then SOFR + 1.860%)	6.316%	10/3/29	450,000	473,726 (a)(d)
HSBC Holdings PLC, Senior Notes (5.790% to 5/13/35 then SOFR + 1.880%)	5.790%	5/13/36	280,000	297,750 (d)
HSBC Holdings PLC, Senior Notes (6.254% to 3/9/33 then SOFR + 2.390%)	6.254%	3/9/34	1,000,000	1,093,566 (d)
Huntington Bancshares Inc., Subordinated Notes (5.605% to 1/28/36 then 5 year Treasury Constant Maturity Rate + 1.350%)	5.605%	1/28/41	300,000	301,565 (d)
Intesa Sanpaolo SpA, Senior Notes (7.778% to 6/20/53 then 1 year Treasury Constant Maturity Rate + 3.900%)	7.778%	6/20/54	340,000	415,132 (a)(d)
JPMorgan Chase & Co., Junior Subordinated Notes (6.500% to 4/1/30 then 5 year Treasury Constant Maturity Rate + 2.152%)	6.500%	4/1/30	100,000	104,809 (c)(d)
JPMorgan Chase & Co., Senior Notes	6.400%	5/15/38	880,000	1,000,850
JPMorgan Chase & Co., Senior Notes (4.810% to 10/22/35 then SOFR + 1.190%)	4.810%	10/22/36	260,000	259,607 (d)
JPMorgan Chase & Co., Senior Notes (4.898% to 1/22/36 then SOFR + 1.070%)	4.898%	1/22/37	210,000	211,340 (d)
JPMorgan Chase & Co., Senior Notes (5.294% to 7/22/34 then SOFR + 1.460%)	5.294%	7/22/35	280,000	290,858 (d)
JPMorgan Chase & Co., Senior Notes (5.534% to 11/29/44 then SOFR + 1.550%)	5.534%	11/29/45	260,000	265,859 (d)
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	450,000	465,529
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	410,000	445,678 (c)(d)
Pinnacle Financial Partners Inc., Senior Notes (6.168% to 11/1/29 then SOFR + 2.347%)	6.168%	11/1/30	140,000	146,844 (d)
PNC Financial Services Group Inc., Subordinated Notes (5.423% to 1/25/36 then 5 year Treasury Constant Maturity Rate + 1.170%)	5.423%	1/25/41	410,000	414,651 (d)
Toronto-Dominion Bank, Junior Subordinated Notes (7.250% to 7/31/29 then 5 year Treasury Constant Maturity Rate + 2.977%)	7.250%	7/31/84	200,000	209,243 (d)
Truist Financial Corp., Senior Notes (4.964% to 10/23/35 then SOFR + 1.395%)	4.964%	10/23/36	150,000	149,843 (d)
Truist Financial Corp., Senior Notes (5.867% to 6/8/33 then SOFR + 2.361%)	5.867%	6/8/34	150,000	160,525 (d)
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Truist Financial Corp., Senior Notes (7.161% to 10/30/28 then SOFR + 2.446%)	7.161%	10/30/29	210,000	$226,101 (d)
US Bancorp, Senior Notes (5.033% to 1/26/36 then SOFR + 1.101%)	5.033%	1/26/37	530,000	535,907 (d)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	280,000	300,827 (d)
Wells Fargo & Co., Senior Notes (4.960% to 1/23/36 then SOFR + 1.100%)	4.960%	1/23/37	240,000	241,006 (d)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	420,000	442,088 (d)
Wells Fargo & Co., Senior Notes (5.605% to 4/23/35 then SOFR + 1.740%)	5.605%	4/23/36	190,000	199,900 (d)
Total Banks				15,509,493
Capital Markets — 10.4%
Ares Capital Corp., Senior Notes	5.500%	9/1/30	410,000	406,147
Ares Management Corp., Senior Notes	5.600%	10/11/54	150,000	136,445
Bank of New York Mellon Corp., Junior Subordinated Notes (5.950% to 12/20/30 then 5 year Treasury Constant Maturity Rate + 2.271%)	5.950%	12/20/30	100,000	102,721 (c)(d)
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	680,000	743,416 (d)
CI Financial Corp., Senior Notes	7.500%	5/30/29	530,000	566,243 (a)
CME Group Inc., Senior Notes	5.300%	9/15/43	440,000	451,756
Credit Suisse AG AT1 Claim	—	—	2,390,000	0 *(e)(f)(g)
Goldman Sachs Group Inc., Junior Subordinated Notes (6.850% to 2/10/30 then 5 year Treasury Constant Maturity Rate + 2.461%)	6.850%	2/10/30	210,000	220,046 (c)(d)
Goldman Sachs Group Inc., Junior Subordinated Notes (7.500% to 2/10/29 then 5 year Treasury Constant Maturity Rate + 3.156%)	7.500%	2/10/29	150,000	160,450 (c)(d)
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	1,500,000	1,641,362
Goldman Sachs Group Inc., Senior Notes (5.065% to 1/21/36 then SOFR + 1.190%)	5.065%	1/21/37	640,000	644,750 (d)
Goldman Sachs Group Inc., Senior Notes (5.536% to 1/28/35 then SOFR + 1.380%)	5.536%	1/28/36	290,000	303,423 (d)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	70,000	66,138
Goldman Sachs Group Inc., Subordinated Notes (5.387% to 2/2/36 then 5 year Treasury Constant Maturity Rate + 1.180%)	5.387%	2/2/41	420,000	416,992 (d)
Intercontinental Exchange Inc., Senior Notes	4.950%	6/15/52	230,000	210,973
Intercontinental Exchange Inc., Senior Notes	5.200%	6/15/62	240,000	222,532
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	600,000	553,309 (a)
Morgan Stanley, Senior Notes	6.375%	7/24/42	80,000	89,481
Morgan Stanley, Senior Notes (2.802% to 1/25/51 then SOFR + 1.430%)	2.802%	1/25/52	320,000	205,439 (d)
Morgan Stanley, Senior Notes (4.892% to 10/22/35 then SOFR + 1.314%)	4.892%	10/22/36	460,000	457,813 (d)
Morgan Stanley, Senior Notes (5.073% to 1/30/36 then SOFR + 1.184%)	5.073%	1/30/37	630,000	635,616 (d)
Morgan Stanley, Senior Notes (5.664% to 4/17/35 then SOFR + 1.757%)	5.664%	4/17/36	180,000	190,291 (d)
Morgan Stanley, Subordinated Notes (5.314% to 1/18/36 then 5 year Treasury Constant Maturity Rate + 1.170%)	5.314%	1/18/41	400,000	398,119 (d)
Morgan Stanley, Subordinated Notes (5.948% to 1/19/33 then 5 year Treasury Constant Maturity Rate + 2.430%)	5.948%	1/19/38	80,000	84,363 (d)
Raymond James Financial Inc., Senior Notes	5.650%	9/11/55	70,000	68,564
State Street Corp., Junior Subordinated Notes (6.700% to 3/15/29 then 5 year Treasury Constant Maturity Rate + 2.613%)	6.700%	3/15/29	380,000	398,144 (c)(d)
UBS Group AG, Junior Subordinated Notes (7.000% to 7/8/36 then USD 5 year SOFR ICE Swap Rate + 3.321%)	7.000%	1/8/36	420,000	422,927 (a)(c)(d)
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2026 Quarterly Report

 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/33 then 5 year Treasury Constant Maturity Rate + 4.758%)	9.250%	11/13/33	440,000	$515,772 (a)(c)(d)
UBS Group AG, Senior Notes (5.199% to 8/10/36 then SOFR + 1.340%)	5.199%	8/10/37	300,000	302,844 (a)(d)
UBS Group AG, Senior Notes (6.301% to 9/22/33 then 1 year Treasury Constant Maturity Rate + 2.000%)	6.301%	9/22/34	350,000	384,021 (a)(d)
Total Capital Markets				11,000,097
Consumer Finance — 1.6%
American Express Co., Junior Subordinated Notes (3.550% to 9/15/26 then 5 year Treasury Constant Maturity Rate + 2.854%)	3.550%	9/15/26	110,000	109,393 (c)(d)
American Express Co., Senior Notes (4.918% to 7/20/32 then SOFR + 1.220%)	4.918%	7/20/33	500,000	512,325 (d)
American Express Co., Senior Notes (5.667% to 4/25/35 then SOFR + 1.790%)	5.667%	4/25/36	230,000	243,662 (d)
Capital One Financial Corp., Senior Notes (5.817% to 2/1/33 then SOFR + 2.600%)	5.817%	2/1/34	140,000	147,770 (d)
Midcap Financial Issuer Trust, Junior Subordinated Notes (3 mo. Term SOFR + 3.750%)	7.422%	1/15/56	240,000	236,559 (a)(d)
Midcap Financial Issuer Trust, Senior Notes	5.370%	4/15/29	450,000	448,884 (a)
Total Consumer Finance				1,698,593
Financial Services — 2.3%
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	590,000	647,476
Carlyle Finance LLC, Senior Notes	5.650%	9/15/48	170,000	167,177 (a)
ILFC E-Capital Trust I, Ltd. GTD	6.350%	12/21/65	600,000	521,518 (a)(d)
ILFC E-Capital Trust II, Ltd. GTD	6.600%	12/21/65	100,000	88,427 (a)(d)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	520,000	523,503 (a)
LPL Holdings Inc., Senior Notes	4.000%	3/15/29	200,000	197,344 (a)
LPL Holdings Inc., Senior Notes	5.650%	3/15/35	270,000	274,582
LPL Holdings Inc., Senior Notes	5.750%	6/15/35	40,000	40,882
Total Financial Services				2,460,909
Insurance — 7.7%
Allianz SE, Junior Subordinated Notes (6.550% to 4/30/34 then 5 year Treasury Constant Maturity Rate + 2.317%)	6.550%	10/30/33	400,000	414,830 (a)(c)(d)
Allianz SE, Subordinated Notes (5.600% to 9/3/34 then 5 year Treasury Constant Maturity Rate + 2.771%)	5.600%	9/3/54	200,000	205,268 (a)(d)
Aon North America Inc., Senior Notes	5.750%	3/1/54	210,000	208,001
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	150,000	157,675 (a)
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.375%	2/1/34	70,000	69,705 (a)
Athene Holding Ltd., Senior Notes	6.250%	4/1/54	500,000	467,130
Athene Holding Ltd., Senior Notes	6.625%	5/19/55	380,000	372,385
Global Atlantic Fin Co., Senior Notes	6.750%	3/15/54	500,000	470,696 (a)
Global Atlantic Fin Co., Senior Notes (7.250% to 3/1/31 then 5 year Treasury Constant Maturity Rate + 3.550%)	7.250%	3/1/56	330,000	314,579 (a)(d)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	500,000	510,615 (a)
Loews Corp., Senior Notes	4.940%	4/1/36	100,000	99,804
Marsh & McLennan Cos. Inc., Senior Notes	4.950%	3/15/36	370,000	373,433
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	420,000	347,980 (a)
MetLife Inc., Junior Subordinated Notes	9.250%	4/8/38	159,000	190,163 (a)
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — continued
MetLife Inc., Subordinated Notes (5.850% to 3/15/36 then 5 year Treasury Constant Maturity Rate + 1.817%)	5.850%	3/15/56	300,000	$298,002 (d)
MetLife Inc., Subordinated Notes (6.350% to 3/15/35 then 5 year Treasury Constant Maturity Rate + 2.078%)	6.350%	3/15/55	240,000	249,388 (d)
Nationwide Mutual Insurance Co., Subordinated Notes	9.375%	8/15/39	320,000	431,154 (a)
Nippon Life Insurance Co., Subordinated Notes (6.500% to 4/30/35 then 5 year Treasury Constant Maturity Rate + 3.189%)	6.500%	4/30/55	200,000	215,198 (a)(d)
Northwestern Mutual Life Insurance Co., Subordinated Notes	6.170%	5/29/55	190,000	205,229 (a)
Pacific Life Insurance Co., Subordinated Notes	5.950%	9/15/55	210,000	213,536 (a)
Prudential Financial Inc., Junior Subordinated Notes (6.750% to 3/1/33 then 5 year Treasury Constant Maturity Rate + 2.848%)	6.750%	3/1/53	270,000	289,981 (d)
Reinsurance Group of America Inc., Subordinated Notes (6.375% to 9/15/36 then 5 year Treasury Constant Maturity Rate + 2.344%)	6.375%	9/15/56	100,000	100,136 (b)(d)
Symetra Life Insurance Co., Subordinated Notes	6.550%	10/1/55	180,000	187,259 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	650,000	759,013 (a)
Travelers Cos. Inc., Senior Notes	6.250%	6/15/37	240,000	269,027
Travelers Cos. Inc., Senior Notes	5.700%	7/24/55	230,000	236,706
Wynnton Funding Trust II, Senior Notes	5.991%	8/15/55	480,000	487,278 (a)
Total Insurance				8,144,171
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Blackstone Holdings Finance Co. LLC, Senior Notes	6.200%	4/22/33	410,000	445,588 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	5.500%	8/1/30	100,000	102,759
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	7.000%	7/15/31	20,000	21,104 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				569,451

Total Financials				39,382,714
Health Care — 6.0%
Biotechnology — 1.3%
Amgen Inc., Senior Notes	5.250%	3/2/33	680,000	712,213
Amgen Inc., Senior Notes	5.650%	3/2/53	270,000	269,704
Amgen Inc., Senior Notes	5.750%	3/2/63	90,000	89,276
BioMarin Pharmaceutical Inc., Senior Notes	5.500%	2/15/34	200,000	201,904 (a)
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	60,000	62,928
Total Biotechnology				1,336,025
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories, Senior Notes	4.300%	3/15/33	180,000	179,875 (b)
Abbott Laboratories, Senior Notes	4.650%	3/15/36	110,000	110,077 (b)
Abbott Laboratories, Senior Notes	4.750%	3/15/38	120,000	119,698 (b)
Total Health Care Equipment & Supplies				409,650
Health Care Providers & Services — 2.7%
Cigna Group, Senior Notes	4.800%	8/15/38	240,000	232,769
CommonSpirit Health, Secured Notes	4.350%	11/1/42	60,000	53,819
CommonSpirit Health, Secured Notes	5.662%	9/1/55	120,000	120,563
CommonSpirit Health, Senior Secured Notes	5.318%	12/1/34	250,000	258,312
CVS Health Corp., Junior Subordinated Notes (7.000% to 3/10/30 then 5 year Treasury Constant Maturity Rate + 2.886%)	7.000%	3/10/55	140,000	147,337 (d)
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2026 Quarterly Report

 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
CVS Health Corp., Senior Notes	4.780%	3/25/38	320,000	$305,896
HCA Inc., Senior Notes	5.125%	6/15/39	100,000	97,736
HCA Inc., Senior Notes	5.500%	6/15/47	210,000	200,851
HCA Inc., Senior Notes	5.250%	6/15/49	310,000	284,470
HCA Inc., Senior Notes	6.200%	3/1/55	320,000	328,929
Orlando Health Obligated Group, Senior Notes	5.475%	10/1/35	170,000	180,925
TEAM Services Holding Inc., Senior Secured Notes	9.000%	2/15/33	120,000	117,475 (a)
UnitedHealth Group Inc., Senior Notes	5.300%	6/15/35	80,000	83,511
UnitedHealth Group Inc., Senior Notes	5.500%	7/15/44	180,000	179,427
UnitedHealth Group Inc., Senior Notes	5.625%	7/15/54	230,000	227,077
UnitedHealth Group Inc., Senior Notes	5.950%	6/15/55	70,000	72,543
Total Health Care Providers & Services				2,891,640
Pharmaceuticals — 1.6%
Astrazeneca Finance LLC, Senior Notes	4.600%	3/2/36	130,000	130,184 (b)
Bausch Health Cos. Inc., Senior Notes	5.000%	1/30/28	130,000	113,206 (a)
Pfizer Inc., Senior Notes	7.200%	3/15/39	330,000	398,825
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	320,000	367,752
Wyeth LLC, Senior Notes	5.950%	4/1/37	650,000	711,224
Total Pharmaceuticals				1,721,191

Total Health Care				6,358,506
Industrials — 6.9%
Aerospace & Defense — 2.0%
Boeing Co., Senior Notes	6.528%	5/1/34	720,000	807,500
Boeing Co., Senior Notes	5.705%	5/1/40	190,000	197,777
General Electric Co., Senior Notes	4.900%	1/29/36	220,000	225,754
General Electric Co., Senior Notes	6.875%	1/10/39	143,000	170,463
HEICO Corp., Senior Notes	5.350%	8/1/33	280,000	293,980
Hexcel Corp., Senior Notes	5.875%	2/26/35	230,000	245,348
L3Harris Technologies Inc., Senior Notes	5.400%	7/31/33	170,000	179,156
Total Aerospace & Defense				2,119,978
Air Freight & Logistics — 0.6%
United Parcel Service Inc., Senior Notes	6.200%	1/15/38	410,000	460,974
United Parcel Service Inc., Senior Notes	5.950%	5/14/55	150,000	157,633
Total Air Freight & Logistics				618,607
Building Products — 0.3%
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	290,000	301,585 (a)
Commercial Services & Supplies — 0.1%
Rollins Inc., Senior Notes	5.250%	2/24/35	90,000	92,554
Construction & Engineering — 0.2%
AECOM, Senior Notes	6.000%	8/1/33	190,000	194,266 (a)
Electrical Equipment — 0.2%
GE Vernova Inc., Senior Notes	4.875%	2/4/36	120,000	121,565
GE Vernova Inc., Senior Notes	5.500%	2/4/56	70,000	69,500
Total Electrical Equipment				191,065
Ground Transportation — 0.3%
Fedex Freight Holding Co. Inc., Senior Notes	4.650%	3/15/31	120,000	120,705 (a)
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Ground Transportation — continued
Fedex Freight Holding Co. Inc., Senior Notes	4.950%	3/15/33	60,000	$60,019 (a)
Fedex Freight Holding Co. Inc., Senior Notes	5.250%	3/15/36	110,000	109,702 (a)
Total Ground Transportation				290,426
Industrial Conglomerates — 0.5%
Honeywell International Inc., Senior Notes	5.000%	2/15/33	540,000	563,474
Machinery — 0.2%
Otis Worldwide Corp., Senior Notes	5.125%	11/19/31	190,000	198,899
Passenger Airlines — 1.1%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	14,167	14,195 (a)
American Airlines Pass-Through Trust	5.650%	11/11/34	90,000	92,407
American Airlines Pass-Through Trust	4.900%	5/11/38	120,000	120,872
Southwest Airlines Co., Senior Notes	5.125%	6/15/27	170,000	172,042
Southwest Airlines Co., Senior Notes	5.250%	11/15/35	320,000	317,515
United Airlines Holdings Inc., Senior Notes	5.375%	3/1/31	120,000	122,497
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	370,000	369,967 (a)
Total Passenger Airlines				1,209,495
Trading Companies & Distributors — 1.4%
Air Lease Corp., Senior Notes	5.850%	12/15/27	480,000	494,563
Air Lease Corp., Senior Notes	4.625%	10/1/28	500,000	504,831
Aircastle Ltd./Aircastle Ireland DAC, Senior Notes	5.750%	10/1/31	250,000	263,571 (a)
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	250,000	252,960
Total Trading Companies & Distributors				1,515,925

Total Industrials				7,296,274
Information Technology — 3.7%
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., Senior Notes	5.300%	11/15/55	90,000	87,233
Semiconductors & Semiconductor Equipment — 1.9%
Broadcom Inc., Senior Notes	4.950%	1/15/36	290,000	294,360
Broadcom Inc., Senior Notes	4.926%	5/15/37	239,000	239,162 (a)
Broadcom Inc., Senior Notes	4.900%	2/15/38	160,000	159,187
Broadcom Inc., Senior Notes	5.700%	1/15/56	40,000	41,104
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/33	200,000	212,094 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.250%	1/25/35	350,000	377,219 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.100%	1/25/36	200,000	213,761 (a)
Intel Corp., Senior Notes	4.900%	7/29/45	120,000	105,628
Intel Corp., Senior Notes	5.700%	2/10/53	50,000	47,526
Intel Corp., Senior Notes	4.950%	3/25/60	100,000	83,095
Micron Technology Inc., Senior Notes	5.800%	1/15/35	160,000	171,404
Micron Technology Inc., Senior Notes	6.050%	11/1/35	120,000	130,401
Total Semiconductors & Semiconductor Equipment				2,074,941
Software — 1.6%
Autodesk Inc., Senior Notes	5.300%	6/15/35	80,000	82,007
Oracle Corp., Senior Notes	4.950%	2/4/31	30,000	29,947
Oracle Corp., Senior Notes	5.350%	5/4/33	70,000	70,257
Oracle Corp., Senior Notes	5.200%	9/26/35	30,000	29,001
Oracle Corp., Senior Notes	5.875%	9/26/45	270,000	244,783
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2026 Quarterly Report

 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Software — continued
Oracle Corp., Senior Notes	6.000%	8/3/55	530,000	$467,180
Oracle Corp., Senior Notes	5.950%	9/26/55	280,000	246,579
Oracle Corp., Senior Notes	6.850%	2/4/66	130,000	124,624
Synopsys Inc., Senior Notes	5.000%	4/1/32	100,000	103,140
Synopsys Inc., Senior Notes	5.150%	4/1/35	170,000	174,177
Synopsys Inc., Senior Notes	5.700%	4/1/55	100,000	100,013
Total Software				1,671,708
Technology Hardware, Storage & Peripherals — 0.1%
Hewlett Packard Enterprise Co., Senior Notes	5.600%	10/15/54	90,000	82,886

Total Information Technology				3,916,768
Materials — 2.0%
Chemicals — 0.4%
Celanese US Holdings LLC, Senior Notes	7.000%	2/15/31	60,000	61,835
OCP SA, Senior Notes	6.750%	5/2/34	390,000	422,810 (a)
Total Chemicals				484,645
Construction Materials — 0.3%
Amrize Finance US LLC, Senior Notes	5.400%	4/7/35	170,000	177,841
CRH America Finance Inc., Senior Notes	5.600%	2/9/56	120,000	120,042
Total Construction Materials				297,883
Metals & Mining — 1.2%
ArcelorMittal SA, Senior Notes	6.550%	11/29/27	140,000	145,623
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	30,000	31,024 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	260,000	272,435 (a)
First Quantum Minerals Ltd., Senior Notes	6.375%	2/15/36	300,000	301,201 (a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	410,000	405,884
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	120,000	126,852 (a)
Total Metals & Mining				1,283,019
Paper & Forest Products — 0.1%
Georgia-Pacific LLC, Senior Notes	4.950%	6/30/32	80,000	83,152 (a)

Total Materials				2,148,699
Real Estate — 0.8%
Diversified REITs — 0.2%
VICI Properties LP, Senior Notes	5.750%	4/1/34	170,000	176,716
Industrial REITs — 0.2%
Prologis LP, Senior Notes	5.250%	3/15/54	200,000	192,896
Real Estate Management & Development — 0.1%
Five Point Operating Co. LP, Senior Notes	8.000%	10/1/30	110,000	113,991 (a)
Specialized REITs — 0.3%
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	370,000	379,805 (a)

Total Real Estate				863,408
Utilities — 7.5%
Electric Utilities — 6.6%
Alliant Energy Corp., Junior Subordinated Notes (5.750% to 4/1/31 then 5 year Treasury Constant Maturity Rate + 2.077%)	5.750%	4/1/56	90,000	89,727 (d)
Baltimore Gas and Electric Co., Senior Notes	5.450%	6/1/35	310,000	325,499
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.800%	3/15/30	240,000	247,654
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electric Utilities — continued
Comision Federal de Electricidad, Senior Notes	6.045%	1/28/34	200,000	$202,500 (a)
Comision Federal de Electricidad, Senior Notes	6.450%	1/24/35	450,000	466,556 (a)
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	350,000	396,794
Commonwealth Edison Co., First Mortgage Bonds	5.950%	6/1/55	200,000	209,157
Constellation Energy Generation LLC, Senior Notes	5.875%	1/15/66	190,000	189,799
Dominion Energy South Carolina Inc., First Mortgage Bonds	5.300%	1/15/35	200,000	209,122
DTE Electric Co., First Mortgage Bonds	5.550%	3/1/56	120,000	119,875
Electricite de France SA, Senior Notes	5.750%	1/13/35	130,000	138,467 (a)
Entergy Texas Inc., First Mortgage Bonds	5.250%	4/15/35	240,000	249,212
Georgia Power Co., Senior Notes	4.850%	3/15/31	160,000	165,401
Georgia Power Co., Senior Notes	5.200%	3/15/35	310,000	322,155
Interstate Power and Light Co., Senior Notes	5.450%	9/30/54	90,000	86,843
Jersey Central Power & Light Co., Senior Notes	5.100%	1/15/35	80,000	82,193
NRG Energy Inc., Senior Secured Notes	5.407%	10/15/35	160,000	161,798 (a)
Ohio Edison Co., Senior Notes	5.500%	1/15/33	140,000	147,224 (a)
Oncor Electric Delivery Co. LLC, Secured Notes	5.800%	4/1/55	160,000	164,518 (a)
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.350%	4/1/35	90,000	93,915 (a)
Pacific Gas and Electric Co., First Mortgage Bonds	5.700%	3/1/35	110,000	114,738
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	110,000	95,296
Pacific Gas and Electric Co., First Mortgage Bonds	6.750%	1/15/53	220,000	237,876
Pacific Gas and Electric Co., First Mortgage Bonds	6.000%	5/1/56	70,000	69,188
PacifiCorp, Junior Subordinated Notes (7.125% to 8/15/31 then 5 year Treasury Constant Maturity Rate + 3.292%)	7.125%	8/15/56	350,000	344,075 (d)
PG&E Corp., Junior Subordinated Notes (6.850% to 9/15/31 then 5 year Treasury Constant Maturity Rate + 3.225%)	6.850%	9/15/56	230,000	229,683 (d)
Public Service Co. of Colorado, First Mortgage Bonds	5.150%	9/15/35	310,000	316,644
RWE Finance US LLC, Senior Notes	5.875%	9/18/55	200,000	199,044 (a)
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	280,000	219,347
Southern California Edison Co., First Mortgage Bonds	6.200%	9/15/55	80,000	82,447
Trans-Allegheny Interstate Line Co., Senior Notes	5.000%	1/15/31	110,000	113,746 (a)
Virginia Electric & Power Co., Senior Notes	8.875%	11/15/38	290,000	388,577
Vistra Operations Co. LLC, Senior Secured Notes	4.700%	1/31/31	50,000	50,310 (a)
Vistra Operations Co. LLC, Senior Secured Notes	5.700%	12/30/34	290,000	300,724 (a)
Vistra Operations Co. LLC, Senior Secured Notes	5.350%	1/31/36	210,000	211,558 (a)
Total Electric Utilities				7,041,662
Gas Utilities — 0.4%
Southern California Gas Co., First Mortgage Bonds	6.000%	6/15/55	190,000	197,275
Spire Inc., Junior Subordinated Notes (6.250% to 6/1/31 then 5 year Treasury Constant Maturity Rate + 2.556%)	6.250%	6/1/56	240,000	241,617 (d)
Total Gas Utilities				438,892
Independent Power and Renewable Electricity Producers — 0.3%
AES Andes SA, Senior Notes	6.250%	3/14/32	200,000	208,344 (a)
AES Corp., Junior Subordinated Notes (6.950% to 7/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.950%	7/15/55	100,000	96,726 (d)
Total Independent Power and Renewable Electricity Producers				305,070
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2026 Quarterly Report

 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Multi-Utilities — 0.2%
Ameren Illinois Co., First Mortgage Bonds	5.625%	3/1/55	90,000	$90,725
PECO Energy Co., First Mortgage Bonds	5.250%	9/15/54	140,000	133,294
Total Multi-Utilities				224,019

Total Utilities				8,009,643
Total Corporate Bonds & Notes (Cost — $96,817,114)				99,994,124
Sovereign Bonds — 3.5%
Argentina — 0.3%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	8,013	7,091
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	182,200	137,798
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	139,491	110,950 (a)
Total Argentina				255,839
Brazil — 0.3%

Brazilian Government International Bond, Senior Notes	6.125%	3/15/34	310,000	318,401
Ecuador — 0.2%

Ecuador Government International Bond, Senior Notes	8.750%	1/29/34	200,000	201,800 (a)
Ivory Coast — 0.5%
Ivory Coast Government International Bond, Senior Notes	7.625%	1/30/33	250,000	268,046 (a)
Ivory Coast Government International Bond, Senior Notes	6.750%	2/25/41	320,000	305,816 (a)
Total Ivory Coast				573,862
Mexico — 1.6%
Eagle Funding Luxco Sarl, Senior Notes	5.500%	8/17/30	350,000	356,524 (a)
Mexican Bonos, Senior Notes	8.500%	11/18/38	4,490,000 MXN	251,905
Mexico Government International Bond, Senior Notes	5.850%	7/2/32	340,000	351,934
Mexico Government International Bond, Senior Notes	5.375%	3/22/33	230,000	230,587
Mexico Government International Bond, Senior Notes	6.625%	1/29/38	210,000	222,390
Mexico Government International Bond, Senior Notes	6.400%	5/7/54	280,000	274,064
Total Mexico				1,687,404
Paraguay — 0.2%

Paraguay Government International Bond, Senior Notes	6.650%	3/4/55	200,000	219,755 (a)(b)
South Africa — 0.4%
Republic of South Africa Government International Bond, Senior Notes	6.125%	12/11/37	200,000	197,615 (a)
Republic of South Africa Government International Bond, Senior Notes	7.250%	12/11/55	200,000	200,299 (a)
Total South Africa				397,914

Total Sovereign Bonds (Cost — $3,489,303)				3,654,975
Municipal Bonds — 0.8%
California — 0.2%

Regents of the University of California Medical Center Pooled Revenue, Series Q	4.563%	5/15/53	160,000	144,764
Illinois — 0.4%

Illinois State, GO, Taxable, Build America Bonds, Series 2010-3	6.725%	4/1/35	407,692	435,860
New York — 0.2%
New York State Dormitory Authority Revenue, New York University, Series B	5.832%	7/1/55	230,000	249,313

Total Municipal Bonds (Cost — $831,202)				829,937
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Senior Loans — 0.6%
Consumer Discretionary — 0.1%
Specialty Retail — 0.1%
Petco Health & Wellness Co. Inc., 2026 Term Loan (1 mo. Term SOFR + 4.250%)	7.923%	1/22/31	130,000	$125,288 (d)(h)(i)

Materials — 0.0%††
Paper & Forest Products — 0.0%††
Schweitzer-Mauduit International Inc., Term Loan B (1 mo. Term SOFR + 3.864%)	7.537%	4/20/28	28,177	28,054 (d)(h)(i)

Utilities — 0.5%
Electric Utilities — 0.5%
NRG Energy Inc., Term Loan	5.423-5.521%	4/16/31	363,525	364,848 (d)(h)(i)
Talen Energy Supply LLC, 2025 Incremental Term Loan B (3 mo. Term SOFR + 2.000%)	5.672%	11/25/32	90,000	90,326 (d)(h)(i)

Total Utilities				455,174
Total Senior Loans (Cost — $608,897)				608,516
U.S. Government & Agency Obligations — 0.5%
U.S. Government Obligations — 0.5%
U.S. Treasury Notes	3.750%	1/31/31	310,000	313,197
U.S. Treasury Notes	4.125%	2/15/36	250,000	253,340

Total U.S. Government & Agency Obligations (Cost — $565,144)				566,537
			Shares
Preferred Stocks — 0.5%
Financials — 0.5%
Banks — 0.3%
Citigroup Inc.	6.250%		12,100	307,340
Insurance — 0.2%
Delphi Financial Group Inc. (3 mo. Term SOFR + 3.452%)	7.104%		9,325	224,965 (d)

Total Preferred Stocks (Cost — $535,532)				532,305
Total Investments before Short-Term Investments (Cost — $102,847,192)				106,186,394

Short-Term Investments — 0.0%††
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $57,577)	3.603%		57,577	57,577 (j)(k)
Total Investments — 100.1% (Cost — $102,904,769)				106,243,971
Liabilities in Excess of Other Assets — (0.1)%				(136,864)
Total Net Assets — 100.0%				$106,107,107

See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2026 Quarterly Report

 Western Asset Investment Grade Opportunity Trust Inc.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Securities traded on a when-issued or delayed delivery basis.
(c)	Security has no maturity date. The date shown represents the next call date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(f)	Security is valued using significant unobservable inputs (Note 1).
(g)	Value is less than $1.
(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(j)	Rate shown is one-day yield as of the end of the reporting period.
(k)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2026, the total market value of investments in Affiliated Companies was $57,577 and the cost was $57,577 (Note 2).

Abbreviation(s) used in this schedule:
DAC	—	Designated Activity Company
GO	—	General Obligation
GTD	—	Guaranteed
ICE	—	Intercontinental Exchange
MXN	—	Mexican Peso
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At February 28, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 5-Year Notes	28	6/26	$3,071,039	$3,083,938	$12,899
U.S. Treasury Long-Term Bonds	16	6/26	1,876,725	1,895,500	18,775
U.S. Treasury Ultra Long-Term Bonds	5	6/26	599,670	607,969	8,299
					39,973
Contracts to Sell:
U.S. Treasury 10-Year Notes	12	6/26	1,355,292	1,365,750	(10,458)
U.S. Treasury Ultra 10-Year Notes	107	6/26	12,366,339	12,490,579	(124,240)
					(134,698)
Net unrealized depreciation on open futures contracts					$(94,725)
At February 28, 2026, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
JPY	16,001,269	USD	103,118	BNP Paribas SA	4/16/26	$(189)

See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Investment Grade Opportunity Trust Inc.
Abbreviation(s) used in this table:
JPY	—	Japanese Yen
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Investment Grade Opportunity Trust Inc. (the “Fund”) was incorporated in Maryland on April 24, 2009, and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in investment grade corporate fixed income securities of varying maturities.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other

Western Asset Investment Grade Opportunity Trust Inc. 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$39,382,714	$0 *	$39,382,714
Other Corporate Bonds & Notes	—	60,611,410	—	60,611,410
Sovereign Bonds	—	3,654,975	—	3,654,975
Municipal Bonds	—	829,937	—	829,937
Senior Loans	—	608,516	—	608,516
U.S. Government & Agency Obligations	—	566,537	—	566,537
Preferred Stocks:
Financials	$307,340	224,965	—	532,305
Total Long-Term Investments	307,340	105,879,054	0 *	106,186,394
Short-Term Investments†	57,577	—	—	57,577
Total Investments	$364,917	$105,879,054	$0 *	$106,243,971
Other Financial Instruments:
Futures Contracts††	$39,973	—	—	$39,973
Total	$404,890	$105,879,054	—	$106,283,944
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$134,698	—	—	$134,698
Forward Foreign Currency Contracts††	—	$189	—	189
Total	$134,698	$189	—	$134,887

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended February 28, 2026. The following transactions were

Western Asset Investment Grade Opportunity Trust Inc. 2026 Quarterly Report

effected in such company for the period ended February 28, 2026.

	Affiliate Value at November 30, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$313,387	$5,775,507	5,775,507	$6,031,317	6,031,317

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$2,473	—	$57,577

Western Asset Investment Grade Opportunity Trust Inc. 2026 Quarterly Report